Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jul. 19, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 1,813			$ 4,372	$ 1,986	$ 5,303
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation				2,598	2,442	2,384
Amortization				32	152	206
Depreciation and amortization	2,789			2,630	2,594	2,590
Allowance for doubtful accounts	134			(41)	(56)	78
Paid-in-kind interest on subordinated debt				2,702	2,391	2,423
Stock based compensation expense	0
Capitalized deferred interest on subordinated debt	84
Amortization of debt issuance costs	52
Deferred tax provision	(2,667)
(Gain) loss on sale of property and equipment	21			73	(37)	(5)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities				9,736	6,878	10,379
Changes in operating assets and liabilities:
Decrease in restricted cash				0	21	1,490
(Increase) decrease in accounts receivable	(42,855)			(11,458)	(2,699)	213
(Increase) decrease in costs and estimated earnings in excess of billings on uncompleted contracts	10,831			(7,849)	(495)	4,492
(Increase) decrease in other current assets	(251)			(50)	(6)	72
(Increase) decrease in other assets	94			1	(52)	0
Increase (decrease) in accounts payable	7,722			2,658	449	715
Increase (decrease) in billings in excess of costs and estimated earnings on uncompleted contracts	12,857			1,603	(193)	700
Increase (decrease) in accrued expenses and other current liabilities	(6,035)			6,616	381	(3,328)
Increase (decrease) in other long-term liabilities	28			(651)	(153)	(529)
Net cash (used in) provided by operating activities	(15,383)			606	4,131	14,204
Cash flows from investing activities:
Proceeds from sale of property and equipment	69			58	71	44
Decrease (increase) in advances to joint ventures				(1)	1	(2)
Acquisition of intangibles				0	0	(40)
Advances to joint ventures	(1)
Purchase of property and equipment	(468)			(2,380)	(889)	(2,007)
Acquisition of Limbach Holdings, LLC, net of cash acquired	(32,158)
Proceeds from trust account	19,545
Net cash used in investing activities	(13,013)			(2,323)	(817)	(2,005)
Cash flows from financing activities:
Proceeds from revolving credit facility	16,567			63,553	66,690	61,023
Proceeds from term loan	24,000
Proceeds from subordinated debt	13,000
Payments on revolving credit facility	(8,301)			(61,053)	(68,190)	(62,523)
Payments on term loan	(1,270)			(2,074)	(2,073)	(2,070)
Payments on subordinated debt facility	(23,604)			0	(766)	(2,324)
Payment on capital leases	(345)			(1,090)	(957)	(768)
Proceeds from issuance of redeemable convertible preferred stock	9,948
Debt issuance costs	(1,313)
Distributions to members	0			(124)	(275)	(78)
Net cash provided by (used in) financing activities	28,682			(788)	(5,571)	(6,740)
Increase (decrease) in cash and cash equivalents	286			(2,505)	(2,257)	5,459
Cash and cash equivalents, beginning of period	238	$ 6,107	$ 8,612	8,612	10,869	5,410
Cash and cash equivalents, end of period	546			6,107	8,612	10,869
Noncash investing and financing transactions:
Property and equipment acquired financed with capital leases	467			1,547	1,003	1,560
Supplemental disclosure for non-cash financing activities
Interest Paid				527	1,489	$ 2,937
Predecessor [Member]
Cash flows from operating activities:
Net income		2,568	2,439
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization		1,582	1,852
Allowance for doubtful accounts		50	(28)
Stock based compensation expense		1,349	0
Capitalized deferred interest on subordinated debt		1,395	1,987
Amortization of debt issuance costs		0	0
Deferred tax provision		0	0
(Gain) loss on sale of property and equipment		(1)	(4)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		5,722	(5,495)
(Increase) decrease in costs and estimated earnings in excess of billings on uncompleted contracts		(18,698)	(7,504)
(Increase) decrease in other current assets		(662)	(406)
(Increase) decrease in other assets		(95)	(45)
Increase (decrease) in accounts payable		(6,973)	(2,980)
Increase (decrease) in billings in excess of costs and estimated earnings on uncompleted contracts		4,276	(688)
Increase (decrease) in accrued expenses and other current liabilities		10,847	3,668
Increase (decrease) in other long-term liabilities		277	(251)
Net cash (used in) provided by operating activities		1,639	(7,455)
Cash flows from investing activities:
Proceeds from sale of property and equipment		7	44
Advances to joint ventures		0	(1)
Purchase of property and equipment		(2,114)	(840)
Acquisition of Limbach Holdings, LLC, net of cash acquired		0	0
Proceeds from trust account		0	0
Net cash used in investing activities		(2,107)	(797)
Cash flows from financing activities:
Proceeds from revolving credit facility		60,122	42,452
Proceeds from term loan		0	0
Proceeds from subordinated debt		0	0
Payments on revolving credit facility		(63,630)	(40,135)
Payments on term loan		(1,038)	(1,556)
Payments on subordinated debt facility		0	0
Payment on capital leases		(660)	(794)
Proceeds from issuance of redeemable convertible preferred stock		0	0
Debt issuance costs		0	0
Distributions to members		(195)	(124)
Net cash provided by (used in) financing activities		(5,401)	(157)
Increase (decrease) in cash and cash equivalents		(5,869)	(8,409)
Cash and cash equivalents, beginning of period		6,107	8,612	8,612
Cash and cash equivalents, end of period		238	203	6,107	8,612
Noncash investing and financing transactions:
Property and equipment acquired financed with capital leases		1,014	834
Limbach Holdings, Inc [Member]
Cash flows from financing activities:
Cash and cash equivalents, beginning of period	$ 22
Limbach Holdings, Inc [Member] | Predecessor [Member]
Cash flows from financing activities:
Cash and cash equivalents, beginning of period		$ 0	$ 0	0
Cash and cash equivalents, end of period				$ 0	$ 0